Share Option Plan (Share-based Compensation of the Company, Share Options Activity) (Narrative) (Details)	12 Months Ended												11 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended			11 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 The Company [Member] Stock Options [Member]	Dec. 31, 2012 The Company [Member] Stock Options [Member]	Dec. 31, 2011 The Company [Member] Stock Options [Member]	Dec. 31, 2013 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] USD ($)	Dec. 31, 2013 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] CNY	Dec. 31, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] USD ($)	Dec. 31, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] CNY	Dec. 31, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] USD ($)	Dec. 31, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] CNY	Nov. 30, 2013 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] With Performance Conditions [Member]	Nov. 30, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] With Performance Conditions [Member]	Nov. 30, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] With Performance Conditions [Member]	Dec. 31, 2013 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] With Performance Conditions [Member]	Dec. 31, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] With Performance Conditions [Member]	Dec. 31, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] With Performance Conditions [Member]	Apr. 15, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] With No Performance Conditions [Member]	Dec. 31, 2013 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] With No Performance Conditions [Member]	Dec. 31, 2013 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Vested Immediately [Member]	Dec. 31, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Vested Immediately [Member]	Sep. 30, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Ordinary Shares [Member] CNY	Dec. 31, 2013 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Ordinary Shares [Member]	Sep. 14, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Ordinary Shares [Member] USD ($)	Nov. 30, 2013 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member] With Performance Conditions [Member]	Nov. 30, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member] With Performance Conditions [Member]	Nov. 30, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member] With Performance Conditions [Member]	Apr. 15, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member] With No Performance Conditions [Member]	Dec. 31, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member] Vested Immediately [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	38,000,000	42,500,000	91,000,000					18,400,000		16,900,000		35,200,000
Number of shares reserved for issuance of options																								54,750,000
Number of options granted in period				3,000,000	7,732,000	7,513,439																				3,000,000	7,732,000	5,380,300	216,400	1,916,739
Performance period																4 years	4 years	4 years
Vesting rights																For options granted in 2011, 2012 and 2013, for each quarter during the four year performance period beginning on the "Performance Period Start Date" 1/16th of the options have the opportunity to be earned, including 1/3 of which can be earned subject to the participant's continued employment with the Group, and up to 2/3 of which can be earned contingent on the achievement of different performance targets.On each of the first four anniversaries of the Performance Period Start Date, one hundred percent (100%) of the options earned during the year preceding such anniversary date shall vest and become exercisable provided that the employees remain employed on such vesting date.				On the first anniversary of the grant date, 25% of the options vest, and over the three-year remaining vesting period, 1/36th of the options vest monthly provided that the employees remain employed on such vesting dates.	The options vested immediately.
Contractual term (in years)													10 years	10 years	10 years				10 years			10 years
Award vesting period													4 years	4 years	4 years				4 years
Calculated market value																									$ 1.835
Amount of total modified options																									12,800,000
Amount of modified options related to unvested options																									9,900,000
Amount of modified options related to vested options																									2,900,000
Incremental compensation cost																							5,700,000
Incremental compensation cost for unvested options																							11,900,000
Remaining vesting periods, lower																							1 year
Remaining vesting periods, higher																							4 years
Market value of shares							$ 2.29		$ 1.52		$ 1.96
Total intrinsic value of options exercised							200,000
Weighted average grant-date fair value of options granted							$ 0.93		$ 1.01		$ 1.15
Weighted average grant-date fair value of options vested								18,300,000		46,200,000		27,800,000
Unrecognized compensation cost of stock options								41,100,000
Weighted average period, unrecognized compensation cost to be recognized over							3 years 9 months 18 days	3 years 9 months 18 days
Total cash received from exercise of stock options								3,300,000